                                                            SECURITY FUNDS(SM)

================================================================================
================================================================================

                                                                     SEMI-ANNUAL
                                                                          REPORT





                                                                  MARCH 31, 2002

                                                            O  Security Capital
                                                               Preservation Fund









                                                Security Distributors, Inc.
[GRAPHIC OMITTED]                               A Member of The Security Benefit
                                                Group of Companies(SM)

                       President's Letter
                  ..............................................................
[GRAPHIC OMITTED]      MAY 15, 2002



SECURITY FUNDS

To Our Shareholders:

The weak investment conditions have continued over the past six months, providing a difficult environment for money managers to deliver positive performance results. We know that during these times, it is challenging for our investors to stay with their long-term investment plans. The period began with a weakened economy, exacerbated by terrorist attacks and the uncertainty of the ensuing war in Afghanistan. Middle Eastern conflicts threatened the stability of oil pricing and supplies, lowering consumer confidence and postponing an economic recovery. Corporate earnings suffered as the nation entered a recessionary period in November, and the economy delivered its worst performance in more than a decade. Then, unexpectedly, we saw the collapse of the Enron Corporation due to financial reporting irregularities, and the reliability of American accounting standards was seriously questioned. All these events rocked investor confidence, resulting in significant volatility and weak financial markets.

By historical standards, however, the recession was mild and short-lived. As the semi-annual period ended, the economy was hinting at a recovery, as most recent economic releases were positive in nature. However, even though general conditions are improving, the markets remain volatile and pessimistic in nature, looking for stability and reasons for confidence.

Our Security Benefit portfolio managers continue to work through the economic and financial market land mines, and we are comfortable with the current position of our portfolios. We are particularly proud of our Capital Preservation Fund, which has maintained a stable principal value throughout this period while producing a competitive return for our shareholders.

During these times, it is most important to stay the course with your long-term investment plan, and to keep in close contact with your financial advisor. Maintaining good investment diversity in your portfolio is critical. Investors using dollar cost averaging* strategy may be able to benefit from these market downturns when conditions improve.

Please feel free to contact us at any time to share your questions and concerns. You can also find valuable information on our website at www.securitybenefit.com. We thank you for trusting us with your investment, and we are working diligently to provide you with the best returns possible.


Sincerely,

/s/ James Schmank
-----------------
James Schmank
President, The Security Funds

* Dollar cost averaging does not assure profits or protect against loss in a declining market.



--------------------------------------------------------------------------------
                                       1

                  ..............................................................
[GRAPHIC OMITTED]      MAY 15, 2002



--------------------------------- PERFORMANCE ----------------------------------


                            Average Annual Returns
                             As of March 31, 2002

                                    1 Year                Since Inception
                                    ------                ---------------
    A  Shares with sales charge      2.01%                4.81% (05/03/99)
    B  Shares with CDSC              0.17%                4.64% (05/03/99)
    C  Shares with CDSC              4.43%                5.84% (05/03/99)

The performance data above represents past performance which is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.







                            See accompanying notes.
--------------------------------------------------------------------------------
                                       2

                       Security Capital Preservation Fund
[GRAPHIC OMITTED]      Statement of Assets and Liabilities
.................................................................................
MARCH 31, 2002
(UNAUDITED)


Assets
 Investment in PreservationPlus Income Portfolio,
   at value ...................................................  $340,499,531
 Fund shares sold .............................................       238,941
 Prepaid expenses .............................................        50,170
                                                                 ------------
   Total assets ...............................................   340,788,642
                                                                 ------------
Liabilities
 Fund shares redeemed .........................................       854,597
 Accrued expenses and other liabilities .......................        95,771
                                                                 ------------
   Total liabilities ..........................................       950,368
                                                                 ------------
 Net assets ...................................................  $339,838,274
                                                                 ============
Net Assets Consist Of:
 Paid-in capital ..............................................  $339,445,344
 Accumulated net realized gain from investments,
   futures contracts, foreign currency
   and forward foreign currency transactions ..................        50,061
 Net unrealized appreciation on investments,
   futures contracts, foreign currency
   and forward foreign currency contracts .....................     5,705,158
 Unrealized depreciation on wrapper
   agreements .................................................    (5,362,289)
                                                                  -----------
       Total net assets .......................................  $339,838,274
                                                                 ============

Class "A" Shares
 Capital shares outstanding ...................................    30,748,796
 Net assets ...................................................  $307,487,943
 Net asset value per share ....................................        $10.00
                                                                 ============
 Offering price per share (net asset value
  divided by 96.5%) ...........................................        $10.36
                                                                 ============

Class "B" Shares
 Capital shares outstanding ...................................       904,890
 Net assets ...................................................    $9,048,911
 Net asset value per share ....................................        $10.00
                                                                 ============

Class "C" Shares
 Capital shares outstanding ...................................     2,287,568
 Net assets ...................................................   $22,875,662
 Net asset value per share ....................................        $10.00
                                                                 ============

Class "S" Shares
 Capital shares outstanding ...................................        42,576
 Net assets ...................................................      $425,758
 Net asset value per share ....................................        $10.00
                                                                 ============




                            See accompanying notes.
--------------------------------------------------------------------------------
                                       3

                       Security Capital Preservation Fund
[GRAPHIC OMITTED]      Statement of Operations
.................................................................................
For the six months ended March 31, 2002
(Unaudited)


Investment Income:
 Income, net of expenses allocated
   from PreservationPlus Income Portfolio .......................  $8,109,033
                                                                   ----------

Expenses:
 Administration and management services fees ....................     356,154
 12b-1 distribution fees
       Class A ..................................................     333,445
       Class B ..................................................      22,860
       Class C ..................................................      33,413
       Class S ..................................................       1,224
 Registration fees ..............................................      37,231
 Reports to shareholders ........................................       2,192
 Transfer agent fees ............................................       1,835
 Custodian fees .................................................      (7,777)
 Trustee fees ...................................................       5,929
 Other fees .....................................................     (13,490)
                                                                   ----------
    Total expenses ..............................................     773,016
                                                                   ----------
       Net investment income ....................................   7,336,017
                                                                   ----------

Net realized and unrealized gain (loss) on
 Investments and wrapper agreements:
 Net realized gain/(loss) from:
  Investment transactions .......................................    (428,540)
  Foreign currency transactions .................................   1,215,356
  Forward foreign currency transactions .........................     (56,735)
  Futures transactions ..........................................     128,124
                                                                   ----------
 Net realized gain (loss) .......................................     858,205
                                                                   ----------

 Net change in unrealized appreciation/depreciation on:
  Investments, foreign currency, forward
  foreign currency contracts and
  futures contracts .............................................  (6,334,278)
  Wrapper agreements ............................................   5,476,073
                                                                   ----------
 Net unrealized gain (loss) .....................................    (858,205)
                                                                   ----------

 Net realized and unrealized gain (loss) on
  investments, futures, foreign currencies, forward
  foreign currency contracts and
  wrapper agreements ............................................          --
                                                                   ----------
 Net increase in net assets from operations .....................  $7,336,017
                                                                   ==========










                            See accompanying notes.
--------------------------------------------------------------------------------

                       Security Capital Preservation Fund
[GRAPHIC OMITTED]      Statements of Changes in Net Assets
.................................................................................

                                                                   For the six months ended
                                                                        March 31, 2002               For the year ended
                                                                          (Unaudited)                September 30, 2001
                                                                           ---------                 ------------------
Increase (decrease) in net assets from operations:
 Net investment income ..........................................        $ 7,336,017                    $12,145,512
 Net realized gain (loss) from investments,
   futures, foreign currency and
   forward foreign currency transactions ........................            858,205                     (1,223,859)
 Net change in unrealized appreciation/depreciation on
   investments, foreign currency, forward foreign
   currency contracts and futures contracts .....................         (6,334,278)                     9,797,175
 Net change in unrealized appreciation/depreciation on
   wrapper agreements ...........................................          5,476,073                     (8,573,316)
                                                                        ------------                   ------------
   Net increase in net assets resulting
       from operations ..........................................          7,336,017                     12,145,512
                                                                        ------------                   ------------

Distributions to shareholders from:
 Net investment income
   Class A ......................................................         (6,864,403)                   (11,838,909)
   Class B ......................................................           (141,571)                       (84,913)
   Class C ......................................................           (324,735)                      (221,036)
   Class S ......................................................             (5,308)                          (654)
                                                                        ------------                   ------------
     Total distributions to shareholders ........................         (7,336,017)                   (12,145,512)
                                                                        ------------                   ------------

Capital transactions in shares
 of beneficial interest:
 Proceeds from sale of shares
   Class A ......................................................        171,421,742                    89,370,940
   Class B ......................................................          6,373,660                     2,531,792
   Class C ......................................................         23,679,446                     8,865,116
   Class S ......................................................            358,238                       106,479
 Dividends reinvested
   Class A ......................................................          6,836,192                    11,756,698
   Class B ......................................................            121,754                        83,856
   Class C ......................................................            301,614                       205,926
   Class S ......................................................              5,167                           651
 Cost of shares redeemed
   Class A ......................................................        (78,886,697)                  (91,245,904)
   Class B ......................................................           (479,121)                     (373,563)
   Class C ......................................................         (6,867,113)                   (5,006,244)
   Class S ......................................................            (42,777)                       (2,000)
                                                                        ------------                   -----------
 Net increase in net assets from capital
   transactions in shares of beneficial interest ................        122,822,105                    16,293,747
                                                                        ------------                   -----------
 Net increase in net assets .....................................        122,822,105                    16,293,747
                                                                        ------------                   -----------

Net assets:
  Beginning of period ...........................................        217,016,169                   200,722,422
                                                                        ------------                   -----------
  End of period .................................................       $339,838,274                  $217,016,169
                                                                        ============                  ============


                            See accompanying notes.
--------------------------------------------------------------------------------
                                       5

[GRAPHIC OMITTED]      Financial Highlights
.................................................................................
Selected data for each share of capital stock outstanding throughout each period



SECURITY CAPITAL PRESERVATION FUND (CLASS A SHARES)
                                                                    Fiscal Period Ended
                                                  ---------------------------------------------------------
                                                  3-31-02(e)        9-30-01        9-30-00       9-30-99(a)
                                                  ----------        -------        -------       ----------
Per Share Data
Net Asset Value Beginning of Period ............   $10.00           $10.00         $10.00         $10.00
Income from Investment Operations:
Net Investment Income ..........................     0.26             0.60           0.65           0.22
Distributions to Shareholders:
Net Investment Income ..........................    (0.26)           (0.60)         (0.65)         (0.22)
                                                   ------           ------         ------         ------
Net Asset Value End of Period ..................   $10.00           $10.00         $10.00         $10.00
                                                   ======           ======         ======         ======
Total Investment Return (B) ....................     2.62%            6.15%          6.65%          2.24%
Ratios/Supplemental Data
Net Assets End of Period (thousands) ........... $307,488         $208,117       $198,235        $25,261
Ratio of Net Investment Income
  to Average Net Assets ........................     5.15%            6.00%          6.51%          6.16%
Ratio of Expenses to Average Net Assets (c) ....     1.31%            1.20%          1.00%          1.26%
Ratio of Expenses to Average Net Assets
  Before Waivers (c) ...........................     1.51%            1.61%          1.64%          2.18%



SECURITY CAPITAL PRESERVATION FUND (CLASS B SHARES)
                                                                    Fiscal Period Ended
                                                  ---------------------------------------------------------
                                                  3-31-02(e)        9-30-01        9-30-00       9-30-99(a)
                                                  ----------        -------        -------       ----------
Per Share Data
Net Asset Value Beginning of Period ............   $10.00           $10.00         $10.00         $10.00
Income from Investment Operations:
Net Investment Income ..........................     0.23             0.55           0.60           0.20
Distributions to Shareholders:
Net Investment Income                               (0.23)           (0.55)         (0.60)         (0.20)
                                                   ------           ------         ------         ------
Net Asset Value End of Period ..................   $10.00           $10.00         $10.00         $10.00
                                                   ======           ======         ======         ======
Total Investment Return (b) ....................     2.37%            5.68%          6.12%          2.03%
Ratios/Supplemental Data
Net Assets End of Period (thousands) ...........   $9,049           $3,033           $790           $324
Ratio of Net Investment Income
  to Average Net Assets ........................     4.64%            5.44%          6.01%          5.27%
Ratio of Expenses to Average Net Assets (c) ....     1.84%            1.63%          1.50%          1.89%
Ratio of Expenses to Average Net Assets
  Before Waivers (c) ...........................     2.04%            2.04%          2.14%          2.81%



SECURITY CAPITAL PRESERVATION FUND (CLASS C SHARES)
                                                                    Fiscal Period Ended
                                                  ---------------------------------------------------------
                                                  3-31-02(e)        9-30-01        9-30-00       9-30-99(a)
                                                  ----------        -------        -------       ----------
Per Share Data
Net Asset Value Beginning of Period ............   $10.00           $10.00         $10.00         $10.00
Income from Investment Operations:
Net Investment Income ..........................     0.25             0.58           0.62           0.21
Distributions to Shareholders:
Net Investment Income                               (0.25)           (0.58)         (0.62)         (0.21)
                                                   ------           ------         ------         ------
Net Asset Value End of Period                      $10.00           $10.00         $10.00         $10.00
                                                   ======           ======         ======         ======
Total Investment Return (b)                          2.50%            5.93%          6.39%          2.12%
Ratios/Supplemental Data
Net Assets End of Period (thousands)              $22,876           $5,762         $1,697           $194
Ratio of Net Investment Income
  to Average Net Assets                              4.84%            5.72%          6.26%          5.51%
Ratio of Expenses to Average Net Assets (c)          1.61%            1.41%          1.25%          1.64%
Ratio of Expenses to Average Net Assets
  Before Waivers (c)                                 1.81%            1.82%          1.89%          2.56%




                            See accompanying notes.
--------------------------------------------------------------------------------
                                       6

.................................................................................
Selected data for each share of capital stock outstanding throughout each period


SECURITY CAPITAL PRESERVATION FUND (CLASS S SHARES)


                                                         Fiscal Period Ended
                                                 ----------------------------------
                                                 03-31-02(e)           9-30-01 (d)
                                                 -----------          -------------
Per Share Data
Net Asset Value Beginning of Period ...........     $10.00                $10.00
Income from Investment Operations:
Net Investment Income .........................       0.22                  0.28
Distributions to Shareholders:
Net Investment Income .........................      (0.22)                (0.28)
                                                    ------                ------
Net Asset Value End of Period .................     $10.00                $10.00
                                                    ======                ======
Total Investment Return (b) ...................       2.25%                 2.79%
Ratios/Supplemental Data
Net Assets End of Period (thousands) ..........       $426                  $105
Ratio of Net Investment Income
to Average Net Assets .........................       4.35%                 5.02%
Ratio of Expenses to Average Net Assets (c) ...       2.11%                 1.77%
Ratio of Expenses to Average Net Assets
Before Waivers (c) ............................       2.31%                 2.18%


(a) Security Capital Preservation Fund Class A, B and C Shares were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Amounts presented are for the period May 3, 1999 through September 30, 1999. Percentage amounts, except for total return, have been annualized.

(b) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B, C and S shares.

(c) Ratio of expenses to average net assets include expenses of the PreservationPlus Income Portfolio.

(d) Class "S" shares were initially offered for sale on February 1, 2001. Class "S" shares were initially capitalized on March 20, 2001. Percentage amounts for the period, except total return, have been annualized for the period March 20, 2001 through September 30, 2001.

(e) Unaudited figures for the six months ended March 31, 2002. Percentage amounts for the period, except total return, have been annualized.


                             See accompanying notes.
--------------------------------------------------------------------------------
                                       7

[GRAPHIC OMITTED]      Notes to Financial Statements (Unaudited)
.................................................................................


Note I - Organization and Significant Accounting Policies
A. Organization

     Security Capital Preservation Fund (the "Fund") seeks to provide investors with a high level of current income while seeking to maintain a stable net asset value ("NAV") per share. Security Income Fund is an open-end management investment company (mutual fund) registered under the Investment Company Act of 1940 (the "Act"). The Fund is a separate series of Security Income Fund and currently offers four classes of shares (the "Shares"). The Shares are offered exclusively to retirement accounts such as tax-sheltered annuity custodial accounts ("TSA Accounts"), individual retirement accounts ("IRAs"), and to employees investing through participant-directed employee benefit plans.The Fund began operations on May 3, 1999. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed. Class B, C and S shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within 5 years of acquisition for Class B shares, redemptions within 1 year of acquisition for Class C shares and redemptions within 7 years of acquisition for Class S shares incur a contingent deferred sales charge.

     The Fund seeks to achieve its investment objective by investing substantially all of its assets in the PreservationPlus Income Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 2002, the Fund's investment was approximately 80.8% of the Portfolio.
     The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Valuation of Securities, Security Transactions and Related Investment Income

     Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

     Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation change of the Wrapper Agreements.

C. Distributions

     It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

E. Other Security Income

     Fund accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the funds are allocated among them on the basis of relative net assets. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Fees and Transactions with Affiliates

     The Fund has entered into an Administration and Services Agreement with Security Management Company, LLC ("SMC"). Under this agreement, SMC provides administrative functions and transfer agency services. This agreement provides for the Fund to pay SMC an administration fee, accrued daily and paid monthly, equal to .09% per year of the average daily net assets of the Fund. SMC is paid an annual fixed charge per account as well as transaction fees for shareholder activity and dividend payments.

     Under a Sub-Accounting Agreement between SMC and Bankers Trust Company, Bankers Trust has agreed to provide certain accounting services to the Fund, including the daily calculation of the Fund's NAV. The Sub-Accounting Agreement provides for SMC to pay Bankers Trust a fee, equal to $16,000 per year.

     Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides, among other things, feeder fund management and administrative services to the Fund which include monitoring the performance of the Portfolio, coordinating the Fund's relationship with the Portfolio, communicating with the Fund's Board of Directors and shareholders regarding the Portfolio's


                             See accompanying notes.
--------------------------------------------------------------------------------
                                       8

[GRAPHIC OMITTED]      Notes to Financial Statements (Unaudited) (continued)
.................................................................................


NOTE 2 - Fees and Transactions with Affiliates (continued) performance and the Fund's two tier structure, and in general, assisting the Board of Directors of the Fund in all aspects of the administration and operation of the Fund. For these services, the Fund pays SMC a fee at the annual rate of .20% of its average daily net assets, calculated daily and payable monthly. SMC waived its management fee through September 30, 2001.

     Deutsche Asset Management, Inc. has contractually agreed to waive its fees and reimburse expenses of the Portfolio through January 31, 2010, to the extent necessary, to limit all expenses to .80% of the average daily net assets of the Portfolio. In addition, SMC has agreed to cap the annual expenses of the Fund at 1.50% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and 12b-1 fees.

     The Fund has adopted Distribution Plans related to the offering of Class A, B, C and S shares pursuant to Rule 12b-1 of the Investment Company Act. The Plans provide for payments at an annual rate of 0.25% of the average daily net assets of Class A shares, 0.75% of the average daily net assets of Class B shares, 0.50% of the average daily net assets of Class C shares and 1.00% of the average daily net assets of Class S shares.

     Security Distributors, Inc. (SDl), is national distributor for the Income Fund. For the six months ended March 31, 2002, SDI received net underwriting commissions on sales of Class A shares and contingent deferred sales charges
(CDSC) on redemptions of Class B, Class C and Class S shares, after allowances to brokers and dealers in the amounts presented in the following table:


     SDI Underwriting          (Class A)            $30
     SDI CDSC                  (Class B)         $3,127
     SDI CDSC                  (Class C)         $2,175
     Broker/Dealer             (Class A)        $57,451
     Broker/Dealer             (Class B)        $65,898
     Broker/Dealer             (Class C)        $25,993
     Broker/Dealer             (Class S)         $7,777

     Certain officers and directors of the Fund are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.

Note 3 - Shares of Beneficial Interest

At March 31, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

Six Months Ended March 31, 2002



                Shares               Shares             Shares            lncrease (Decrease)
                 Sold              Reinvested          Redeemed                  Shares
            ----------------------------------------------------------------------------------
Class A     17,142,174              683,619           (7,888,669)               9,937,124
Class B        637,366               12,175              (47,912)                 601,629
Class C      2,367,945               30,161             (686,711)               1,711,395
Class S         35,824                  517               (4,278)                  32,063


Year Ended September 30, 2001

               Shares               Shares             Shares            lncrease (Decrease)
                 Sold              Reinvested          Redeemed                  Shares
            ----------------------------------------------------------------------------------
Class A      8,937,095            1,175,670           (9,124,590)                 988,175
Class B        253,180                8,385              (37,357)                 224,208
Class C        886,512               20,594             (500,625)                 406,481
Class S (1)     10,648                   65                 (200)                  10,513



(1) Class S shares are for the period March 20, 2001 to Septmeber 30, 2001.




--------------------------------------------------------------------------------
                                       9

                       Preservationplus Income Portfolio
                               Semi-annual Report
                                 March 31, 2002



                The following pages should be read in conjunction
                     with the Fund's financial statements.













--------------------------------------------------------------------------------
                                       10

[GRAPHIC OMITTED]       Schedule of Portfolio Investments
.................................................................................
MARCH 31, 2002 (Unaudited)


    PreservationPlus Income Portfolio


INVESTMENTS IN
UNAFFILIATED ISSUERS                         Principal             Market
ASSET-BACKED SECURITIES                        Amount               Value
--------------------------------------------------------------------------
Asset-Backed Securities - 18.46%
Americredit Automobile
  Receivables Trust,
  4.61%, 2/8/09 .........................  $3,400,000          $3,337,198
California Infrastructure PG&E,
  6.38%, 9/25/08 ........................   1,000,000           1,038,326
  6.42%, 9/25/08 ........................   2,000,000           2,078,797
Capital Auto Receivables Asset Trust,
  4.16%, 7/16/07 ........................   3,100,000           3,080,829
Chase Funding Mortgage Loan,
  7.674%, 10/25/19 ......................   3,000,000           3,130,814
Chemical Credit Card Master Trust 1,
  7.09%, 2/15/09 ........................   6,000,000           6,409,885
Citibank Credit Card Issuance Trust,
  6.95%, 2/18/14 ........................   1,620,000           1,608,185
Conseco Finance:
  6.32%, 4/15/32 ........................   3,300,000           3,341,985
  4.67%, 11/15/32 .......................   2,000,000           1,994,021
Copelco Capital Funding Corp.,
  7.12%, 8/18/03 ........................   1,975,899           2,014,708
DVI Receivables Corp.,
  3.519%, 6/11/05 .......................   2,900,000           2,878,594
First USA Credit Card Master Trust,
  6.16%, 4/18/11 ........................   1,000,000             977,344
Ford Credit Auto Owner Trust,
  4.79%, 11/15/06 .......................   2,750,000           2,733,845
Franklin Auto Trust,
  4.55%, 7/20/09 ........................   2,740,000           2,711,884
Household Private Label
  Credit Card Master Note Trust I,
  5.50%, 1/18/11 ........................   3,800,000           3,794,908
Irwin Home Equity,
  4.85%, 12/25/14 .......................   2,000,000           2,013,067
MBNA Credit Card Master Note Trust:
  6.55%, 12/15/08 .......................   1,000,000           1,014,092
  5.15%, 7/15/09 ........................     700,000             675,172
MMCA Automobile Trust,
  5.75%, 6/15/07 ........................     400,000             406,793
National City Auto Receivables Trust,
  4.83%, 8/15/09 ........................   3,640,000           3,608,150
Nortstrom Private Label
  Credit Card Master,
  4.82%, 4/15/10 ........................   2,000,000           1,945,116
Oakwood Mortgage Investors, Inc.:
  5.05%, 11/15/19 .......................   1,840,000           1,832,509
  5.01%, 3/15/20 ........................   2,910,000           2,886,596
Prime Credit Card Master Trust,
  6.70%, 10/15/09 .......................   1,000,000           1,047,675
Providian Master Trust,
  7.49%, 8/17/09 ........................   2,500,000           2,636,706




INVESTMENTS IN
UNAFFILIATED ISSUERS                         Principal             Market
ASSET-BACKED SECURITIES (continued)            Amount               Value
--------------------------------------------------------------------------
Residential Funding
  Mortgage Securities I:
  8.00%, 5/25/13 ........................  $2,949,357         $ 3,001,931
  5.03%, 1/25/14 ........................   3,000,000           2,984,671
Residential Funding
  Mortgage Securities II,
  6.40%, 1/25/16 ........................   1,000,000           1,020,688
Sears Credit Account Master Trust,
  5.65%, 3/17/09 ........................   2,000,000           2,056,835
SSB RV Trust,
  6.30%, 4/15/16 ........................   5,000,000           4,923,049
Union Acceptance Corp.,
  4.59%, 1/8/06 .........................   3,600,000           3,566,829
Vanderbilt Mortgage Finance,
  5.58%, 3/7/18 .........................     930,000             912,367
                                                               ----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $77,206,890) ........................................  77,663,569
                                                               ----------

CORPORATE DEBT - 34.87%
-----------------------
Financials - 16.34%
  Abbey National PLC,
  6.69%, 10/17/05 .......................   1,000,000          1,033,532
ABN Amro Bank, NV,
  7.25%, 5/31/05 ........................   1,000,000          1,068,439
Allstate Corp.,
  7.20%, 12/1/09 ........................   1,000,000          1,047,526
American Express,
  6.875%, 11/1/05 .......................   1,000,000          1,058,504
American General Finance:
  5.875%, 12/15/05 ......................   1,440,000          1,462,190
  5.75%, 3/15/07 ........................     700,000            696,833
Aristar, Inc.,
  6.00%, 5/15/02 ........................   1,600,000          1,605,691
Asian Development Bank,
  4.875%, 2/5/07 ........................   1,000,000            978,997
Associates Corp.,
  8.55%, 7/15/09 ........................   1,500,000          1,675,011
AT&T Corp.,
  6.50%, 3/15/29 ........................   1,000,000            833,754
Avco Financial Services,
  6.00%, 8/15/02 ........................     425,000            429,943
Bank of America Corp.:
  9.50%, 6/1/04 .........................   1,000,000          1,096,639
  5.875%, 2/15/09 .......................   1,000,000            979,396
Bank of Tokyo - Mitsubishi,
  8.40%, 4/15/10 ........................   1,000,000          1,052,915
BankBoston,
  6.50%, 12/19/07 .......................   1,000,000          1,008,605
Bear Stearns Co., Inc.,
  7.625%, 2/1/05 ........................   1,000,000          1,062,065



                            See accompanying notes.
--------------------------------------------------------------------------------
                                       11

[GRAPHIC OMITTED]       Schedule of Portfolio Investments
.................................................................................
March 31, 2002 (Unaudited)




PreservationPlus Income Portfolio
(continued)



                                             Principal             Market
CORPORATE DEBT (continued)                     Amount               Value
--------------------------------------------------------------------------
Boeing Capital Corp.,
  6.35%, 11/15/07 .......................   $1,425,000         $1,448,823
Bombardier Capital, Inc.,
  7.30%, 12/15/02 .......................    1,000,000          1,026,968
Chubb Corp.,
  6.00%, 11/15/11 .......................      500,000            483,093
Citifinancial,
  6.50%, 8/1/04 .........................    1,000,000          1,041,445
Citigroup, Inc.,
  7.25%, 10/1/10 ........................      500,000            525,685
CNA Financial,
  6.45%, 1/15/08 ........................    1,000,000            915,213
Countrywide Home Loan,
  5.50%, 2/1/07 .........................    1,000,000            978,641
Credit Suisse First Boston, Inc.,
  6.125%, 11/15/11 ......................    1,500,000          1,435,128
Deutsche Telekom International Finance,
  7.75%, 6/15/05 ........................    1,000,000          1,040,647
European Investment Bank,
  4.00%, 3/15/05 ........................    2,000,000          1,959,764
Everest Reins Holding Co.,
  8.75%, 3/15/10 ........................    1,000,000          1,085,218
First Union Corp. WB:
  6.625%, 6/15/04 .......................    1,000,000          1,041,664
  7.50%, 7/15/06 ........................    1,000,000          1,058,926
Ford Motor Credit:
  5.01%, 3/15/06 ........................      570,000            573,221
  7.375%, 10/28/09 ......................    1,000,000            980,974
General Electric Capital Corp.:
  6.75%, 9/11/03 ........................    1,000,000          1,044,379
  7.50%, 5/15/05 ........................      500,000            538,486
  5.00%, 2/15/07 ........................      825,000            803,824
  6.875%, 11/15/10 ......................      800,000            825,039
General Motors Acceptance Corp.,
  7.75%, 1/19/10 ........................    2,000,000          2,053,610
Goldman Sachs Group, Inc.:
  7.50%, 1/28/05 ........................      150,000            159,458
  6.875%, 1/15/11 .......................    1,000,000          1,004,814
Heller Financial, Inc.,
  7.875%, 5/15/03 .......................    1,000,000          1,050,820
Household Finance Corp.:
  6.50%, 11/15/08 .......................    1,000,000          1,000,996
  6.50%, 11/15/08 .......................    1,000,000            971,492
Inter-American Development Bank:
  6.50%, 10/20/04 .......................    1,000,000          1,051,743
  4.00%, 1/18/05 ........................    1,000,000            990,298
John Deere Capital Corp.,
  7.00%, 3/15/12 ........................      450,000            446,235
John Hancock Financial Services,
  5.625%, 12/1/08                            1,000,000            971,137



                                             Principal             Market
CORPORATE DEBT (continued)                     Amount               Value
--------------------------------------------------------------------------
J.P. Morgan & Co., Inc.,
  6.00%, 1/15/09 ........................   $1,000,000          $ 973,708
KFW International Finance,
  4.75%, 1/24/07 ........................    2,000,000          1,948,780
Lehman Brothers Holdings,
  7.25%, 10/15/03 .......................       50,000             52,431
  6.625%, 12/27/02 ......................      950,000            975,212
  8.25%, 6/15/07 ........................      775,000            848,186
Merrill Lynch & Co.,
  6.64%, 9/19/02 ........................    1,000,000          1,017,799
Metlife, Inc.,
  6.125%, 12/1/11 .......................    1,000,000            969,670
Morgan Stanley Dean Witter,
  7.00%, 10/1/13 ........................    1,600,000          1,617,699
  6.39%, 7/15/33 ........................    3,000,000          3,004,925
Paine Webber Group, Inc.,
  6.375%, 5/15/04 .......................    1,000,000          1,039,602
Pemex Master Trust,
  7.875%, 2/1/09 ........................    1,000,000          1,012,500
Santander Finance Issuance,
  6.80%, 7/15/05 ........................    1,500,000          1,560,018
Suntrust Banks,
  6.375%, 4/1/11 ........................    1,000,000            998,883
TCW High Income Partners,
  6.804%, 8/24/13 .......................    1,090,000          1,045,038
Transamerica Finance Corp.,
  7.25%, 8/15/02 ........................    1,000,000          1,016,217
US Bank NA,
  6.30%, 2/4/14 .........................    1,000,000            974,479
Verizon Global Funding Corp.,
  6.75%, 12/1/05 ........................    1,000,000          1,038,430
Wells Fargo & Co.,
  7.25%, 8/24/05 ........................    1,000,000          1,063,268
  5.125%, 2/15/07 .......................    1,000,000            977,475
Westdeutsche Landesbank NY,
  6.05%, 1/15/09                             1,000,000            991,686
                                                               ----------
Total financials
  (Cost $67,287,065)                                           68,723,787
                                                               ----------

Industrials - 6.03%
Alcoa, Inc.,
  6.00%, 1/15/12 ........................    1,000,000            970,532
Coca-Cola Co.,
  4.00%, 6/1/05 .........................    1,000,000            980,339
Conagra Foods, Inc.,
  7.40%, 9/15/04 ........................    1,000,000          1,060,055
Costco Wholesale Corp.,
  5.50%, 3/15/07 ........................    1,000,000            997,112


                            See accompanying notes.
--------------------------------------------------------------------------------
                                       12



[GRAPHIC OMITTED]       Schedule of Portfolio Investments
.................................................................................
March 31, 2002 (Unaudited)




PreservationPlus Income Portfolio
(continued)


                                             Principal             Market
CORPORATE DEBT (continued)                     Amount               Value
--------------------------------------------------------------------------
Delphi Auto Systems Corp.,
  6.50%, 5/1/09 .........................   $1,000,000          $ 960,156
Gannett Co., Inc.,
  6.375%, 4/1/12 ........................      500,000            497,058
General Mills, Inc.,
  5.125%, 2/15/07 .......................    1,000,000            971,415
Gillette Co.,
  4.00%, 5/30/05 ........................    1,000,000            979,345
International Flavors & Fragrance,
  6.45%, 5/15/06 ........................    1,000,000            994,438
Kraft Foods, Inc.,
  4.625%, 11/2/06 .......................    1,000,000            965,322
News America Holdings,
  8.50%, 2/15/05 ........................    1,000,000          1,066,925
Northrop-Grumman Corp.,
  7.00%, 3/1/06 .........................    1,000,000          1,022,923
Pepsi Bottling Holdings,
  5.625%, 2/17/09 .......................    1,000,000            971,685
Raytheon Co.,
  7.90%, 3/1/03 .........................    1,000,000          1,029,621
Safeway , Inc.,
  6.50%, 11/15/08 .......................      825,000            834,766
Target Corp.,
  5.875%, 3/1/12 ........................    1,900,000          1,840,644
Tele-Commun, Inc.,
  9.25%, 4/15/02 ........................    1,000,000          1,002,098
Time Warner, Inc.,
  7.48%, 1/15/08 ........................    1,000,000          1,039,013
TYCO International Group,
  5.875%, 11/1/04 .......................    1,000,000            931,100
Tyson Foods, Inc.,
  6.75%, 6/1/05 .........................    1,000,000          1,018,872
Unilever Capital Corp.,
  6.875%, 11/1/05 .......................    1,000,000          1,055,256
Union Pacific Corp.,
  7.25%, 11/1/08 ........................    1,000,000          1,045,008
United Technologies Corp.,
  7.125%, 11/15/10 ......................    1,000,000          1,054,268
Viacom, Inc.,
  7.70%, 7/30/10 ........................    1,000,000          1,070,285
Walt Disney Co.,
  5.125%, 12/15/03                           1,000,000          1,012,197
                                                               ----------

Total industrials
  (Cost $25,010,382)                                           25,370,433
                                                               ----------



                                             PRINCIPAL             MARKET
CORPORATE DEBT (CONTINUED)                     AMOUNT               VALUE
--------------------------------------------------------------------------
Other - 8.21%
AT&T Wireless Services, Inc.,
  7.875%, 3/1/11 ........................   $1,000,000          $ 997,681
Atlantic Richfield Bpa,
  10.875%, 7/15/05 ......................    1,000,000          1,181,904
Bellsouth Corp.,
  6.00%, 10/15/11 .......................    1,000,000            974,529
BP Capital Markets PLC,
  4.00%, 4/29/05 ........................    1,000,000            981,169
Bristol-Myer Squibb,
  5.75%, 10/1/11 ........................    1,000,000            962,588
Cingular Wireless,
  6.50%, 12/15/11 .......................    1,000,000            961,029
Compaq Computer,
  7.45%, 8/1/02 .........................    1,000,000          1,010,048
Conoco, Inc.,
  5.90%, 4/14/04 ........................    1,000,000          1,028,208
Cox Communication, Inc.,
  7.50%, 8/15/04 ........................    1,000,000          1,040,501
DaimlerChrysler NA Holdings,
  7.125%, 4/10/03 .......................    1,000,000          1,026,635
  7.40%, 1/20/05 ........................    1,200,000          1,244,951
Deere & Co.,
  7.85%, 5/15/10 ........................    1,000,000          1,060,657
Duke Capital Corp.,
  7.50%, 10/1/09 ........................    1,000,000          1,057,142
Eli Lilly & Co.,
  6.00%, 3/15/12 ........................    1,000,000            986,560
EOP Operating LP,
  7.75%, 11/15/07 .......................      350,000            368,776
Federated Department Stores,
  6.90%, 4/1/29 .........................    1,000,000            929,358
Goodyear Tire & Rubber,
  8.50%, 3/15/07 ........................    1,000,000          1,009,283
Hertz Corp.,
  7.00%, 7/1/04 .........................      850,000            849,949
International Business Machines,
  4.875%, 10/1/06 .......................    1,000,000            974,657
Kroger Co.,
  7.45%, 3/1/08 .........................    1,000,000          1,056,554
Lockheed Martin Corp.,
  7.25%, 5/15/06 ........................    1,137,000          1,193,526
Marriot International,
  6.875%, 11/15/05 ......................    1,000,000          1,014,171
Motorola, Inc.,
  7.625%, 11/15/10 ......................    1,000,000            976,533
Northwest Airlines NWAC,
  8.072%, 10/1/19 .......................      982,839          1,030,519


                            See accompanying notes.
--------------------------------------------------------------------------------
                                       13



[GRAPHIC OMITTED]       Schedule of Portfolio Investments
.................................................................................
March 31, 2002 (Unaudited)




PreservationPlus Income Portfolio
(continued)


                                             Principal             Market
CORPORATE DEBT (continued)                     Amount               Value
--------------------------------------------------------------------------
Occidental Petroleum,
  7.375%, 11/15/08 ......................   $1,000,000          $ 1,038,812
Phillips Petroleum,
  8.50%, 5/25/05 ........................    1,000,000            1,094,565
PP&L Capital Funding, Inc.,
  8.375%, 6/15/07 .......................    1,000,000            1,062,267
Sears Roebuck Acceptance,
  6.00%, 3/20/03 ........................    1,000,000            1,021,770
Sprint Capital Corp.,
  6.875%, 11/15/28 ......................    1,000,000              800,619
TRW, Inc.,
  6.50%, 6/1/02 .........................    1,000,000            1,003,059
Verizon Wireless, Inc.,
  5.375%, 12/15/06 ......................    1,000,000              959,949
Vodafone Airtouch Group PLC,
  7.75%, 2/15/10 ........................    1,000,000            1,068,941
Wal-Mart Stores,
  6.875%, 8/10/09 .......................    1,460,000            1,554,223
Weyerhaeuser Co.,
  5.50%, 3/15/05 ........................    1,000,000              996,138
                                                                -----------
Total other
  (Cost $33,718,037) .................................           34,517,271
                                                                -----------
Utilities - 4.29%
Arizona Pub Service Co.,
  6.50%, 3/1/12 .........................    1,000,000              966,038
British Telecom PLC,
  7.625%, 12/15/05 ......................    1,000,000            1,062,208
  8.125%, 12/15/10 ......................    1,000,000            1,086,265
Clear Channel Communications,
  7.25%, 9/15/03 ........................    1,000,000            1,020,089
Coastal Corp.,
  7.75%, 6/15/10 ........................    1,000,000            1,006,438
Conoco, Inc.,
  6.35%, 4/15/09 ........................    1,000,000            1,000,931
DTE Energy Co.,
  6.45%, 6/1/06 .........................    1,000,000            1,008,139
FirstEnergy Corp.,
  6.45%, 11/15/11 .......................    1,000,000              919,233
France Telecom,
  7.75%, 3/1/11 .........................    1,000,000            1,018,143
GTE California, Inc.,
  5.50%, 1/15/09 ........................    1,000,000              938,469
Keyspan Corp.,
  8.00%, 11/15/30                              400,000              443,028
MCI Worldcom, Inc.,
  6.95%, 8/15/06 ........................    1,000,000              844,787


                                             Principal             Market
CORPORATE DEBT (continued)                     Amount               Value
--------------------------------------------------------------------------
Niagara Mohawk Power,
  7.75%, 10/1/08 ........................   $1,000,000          $ 1,068,471
Progress Energy, Inc.,
  6.75%, 3/1/06 .........................      335,000              342,778
Qwest Corp.,
  8.875%, 3/15/12 .......................    1,000,000              984,747
SBC Communications,
  5.875%, 3/15/12 .......................    1,000,000              962,736
Southern Carolina Electric & Gas,
  7.50%, 6/15/05 ........................    1,000,000            1,066,783
Tosco Corp.,
  7.625%, 5/15/06 .......................    1,250,000            1,338,309
Virginia Electric & Power,
  5.375%, 2/1/07 ........................    1,000,000              979,440
                                                                -----------
Total Utilities
  (Cost $17,663,826) .................................           18,057,032
                                                                -----------
Total Corporate Debt
  (Cost $143,679,310) ................................          146,668,523
                                                                -----------
FOREIGN DEBT - 1.50%
Canada Government,
  6.375%, 11/30/04 ......................    1,000,000            1,050,042
Corp Andina de Fomento,
  7.75%, 3/1/04                              1,000,000            1,046,309
Hanson Overseas B.V.,
  7.375%, 1/15/03 .......................    1,000,000            1,026,593
HSBC Holding PLC,
  7.50%, 7/15/09 ........................    1,000,000            1,067,027
Kingdom of Spain,
  7.00%, 7/19/05 ........................    1,000,000            1,068,781
Province of Quebec,
  7.00%, 1/30/07                             1,000,000            1,060,019
Total Foreign Debt
  (Cost $6,211,762) ..................................            6,318,771

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.56%
Bank of America Mortgage Securities,
  5.90%, 4/25/29 ........................    3,000,000            3,059,460
Bear Stearns Commercial
Mortgage Securities,
  7.64%, 2/15/09 ........................      105,239              111,763
  7.11%, 9/15/09 ........................      904,435              945,927
  7.78%, 2/15/10 ........................    2,000,000            2,171,333
Chase Mortgage Finance Corp.,
  6.75%, 8/25/29 ........................    3,000,000            3,075,810

                            See accompanying notes.
--------------------------------------------------------------------------------
                                       14



[GRAPHIC OMITTED]       Schedule of Portfolio Investments
.................................................................................
March 31, 2002 (Unaudited)




PreservationPlus Income Portfolio
(continued)



COLLATERALIZED MORTGAGE                      Principal             Market
OBLIGATIONS (continued)                       Amount               Value
--------------------------------------------------------------------------
Citigroup Mortgage Securities, Inc.,
  6.50%, 7/25/28 ........................    $3,000,000          $3,037,767
Credit Suisse First Boston,
  6.238%, 11/15/09 ......................     2,000,000           2,022,981
CS First Boston
  Mortgage Securities Corp.,
  5.73%, 3/25/32 ........................     1,580,000           1,578,395
  5.935%, 2/15/34 .......................     3,000,000           3,051,489
DLJ Commercial Mortgage Corp.,
  7.30%, 6/10/32 ........................     3,000,000           3,180,367
First Union National Bank
  Commercial Mortgage,
  7.184%, 9/15/08 .......................     1,105,156           1,154,789
First Union-Lehman Brothers-
  Bank of America,
  6.28%, 6/18/07 ........................       304,739             313,058
GE Capital Mortgage Services, Inc.:
  7.00%, 5/25/24 ........................       460,000             473,662
  6.00%, 7/25/29 ........................       532,852             536,928
LB Commercial Conduit Mortgage Trust,
  6.41%, 8/15/07 ........................     2,715,892           2,798,600
LB-UBS Commercial Mortgage Trust,
  7.95%, 7/15/09 ........................     2,390,066           2,571,633
Morgan Stanley Capital I,
  6.76%, 7/15/09 ........................     2,302,944           2,393,025
Morgan Stanley Dean Witter Capital I,
  5.72%, 12/18/32 .......................     3,610,000           3,498,929
Norwest Asset Securities Corp.,
  6.75%, 8/25/29 ........................       615,864             628,415
PNC Mortgage Acceptance Corp.,
  7.52%, 7/15/08 ........................     1,798,552           1,903,049
Residential Asset Securitization Trust,
  6.18%, 5/25/32 ........................     2,220,000           2,222,775
Residential Funding
  Mortgage Securities I:
  6.75%, 4/25/29 ........................       608,938             614,997
  7.10%, 12/25/29 .......................     3,000,000           3,065,400
                                                                 ----------
Total collateralized mortgage obligations
  (Cost $42,764,571) ..................................          44,410,552



COLLATERALIZED MORTGAGE                      Principal             Market
OBLIGATIONS (CONTINUED)                       Amount               Value
--------------------------------------------------------------------------
Mortgage Backed Securities - 9.76%
FGLMC GOLD:
  7.50%, 10/1/24 ........................    $2,514,412          $2,630,368
  8.00%, 3/1/27 .........................       522,878             553,239
FNCL:
  8.00%, 5/1/25 .........................     2,219,189           2,354,299
  8.00%, 9/1/26 .........................     1,174,195           1,243,493
  7.50%, 7/1/27 .........................       945,578             984,403
  7.50%, 9/1/27 .........................     2,960,373           3,081,925
  8.00%, 9/1/27 .........................     2,520,666           2,670,545
  6.50%, 9/1/28 .........................       694,278             694,902
  6.50%, 10/1/28 ........................       787,919             788,628
  6.50%, 12/1/28 ........................       748,467             749,140
FNMA,
  7.369%, 1/17/13 .......................     4,341,751           4,584,833
Freddie Mac:
  5.50%, 9/15/21 ........................     6,000,000           5,989,519
  5.00%, 11/15/21 .......................     6,000,000           5,961,041
  5.50%, 1/15/30 ........................     6,000,000           5,895,616
GNMA,
  5.881%, 3/16/24 .......................     3,000,000           2,856,588
                                                                 ----------
Total mortgage backed securities
  (Cost $40,403,123) ..................................          41,038,539
                                                                 ----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.49%
FHLB,
  6.875%, 7/18/02 .......................     1,000,000           1,013,916
FHLMC,
  6.25%, 7/15/04 ........................     1,000,000           1,046,894
Total U.S. Government &
  agency obligations
  (Cost $1,983,375) ...................................           2,060,810
                                                                 ----------
U.S. TREASURY SECURITIES - 7.35%
U.S. Treasury Notes,
  2.75%, 10/31/03 .......................    12,550,000          12,438,719
  5.625%, 2/15/06 .......................     3,300,000           3,416,015
  3.50%, 11/15/06 .......................     9,150,000           8,653,896
  5.00%, 8/15/11 ........................     6,650,000           6,427,903
                                                                 ----------
Total U.S. treasury securities
  (Cost $31,484,412) ..................................          30,936,533
                                                                 ----------


                            See accompanying notes.
--------------------------------------------------------------------------------
                                       15






[GRAPHIC OMITTED]       Schedule of Portfolio Investments
.................................................................................
March 31, 2002 (Unaudited)




PreservationPlus Income Portfolio
(continued)



                                             Principal
                                             Amount or
                                               Number             Market
SHORT-TERM INSTRUMENTS                       of Shares             Value
--------------------------------------------------------------------------
Short-Term Instruments - 0.29%
U.S. Treasury Bill,
  1.73%, 4/18/02 ........................    $ 1,240,000         $ 1,239,081
                                                                 -----------
Total short-term instruments
  (Cost $1,239,081) ....................................           1,239,081
                                                                 -----------
Total investments in unaffiliated
  issuers
  (Cost $344,972,524) ..................................         350,336,378
                                                                 -----------
INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES - 17.56%
Cash Management
  Institutional Fund ....................     39,892,307          39,892,307
Deutsche High Yield Bond Fund ...........      4,718,222          33,971,195
                                                                 -----------
Total investments in affiliated
  investment companies
  (Cost $74,067,350) ...................................          73,863,502
                                                                 -----------
Total investments
  (Cost $419,039,874) ...................        100.84%         424,199,880
WRAPPER AGREEMENTS(1)
Bank of America NT & SA ................................          (1,047,062)
Transamerica Life Insurance & Annuity Co. ..............          (1,046,843)
Caisse des Depots et Consignations .....................          (1,905,319)
                                                                 -----------
Total wrapper agreements ................        (0.95)%          (3,999,224)
                                                                 -----------
Other Assets in Excess
  of Liabilities ........................          0.11%             440,234
                                                                ------------
Net assets ..............................        100.00%        $420,640,890
                                                 =======        ============

------------
1 Wrapper Agreements - Each Wrapper Agreement obligates the wrapper provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.

The following abbreviations are used in portfolio descriptions:
FGLMC - Federal Government Loan Mortgage Company
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FNCL - Federal National Mortgage Association Class Loan
GNMA - Government National Mortgage Association









                            See accompanying notes.
--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Statement of Assets and Liabilities March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in unaffiliated issuers, at value (cost $344,972,524) ....................  $350,336,378
  Investment in affiliated investment companies, at value (cost of $74,067,350) .......    73,863,502
  Interest and dividends receivable(1) ................................................     3,928,659
  Foreign cash(2) .....................................................................     1,133,447
  Unrealized appreciation on forward foreign currency contracts .......................       767,524
  Prepaid expenses and other ..........................................................        37,537
                                                                                         ------------
Total assets ..........................................................................   430,067,047
                                                                                         ------------

Liabilities
  Wrapper agreements ..................................................................     3,999,224
  Payable for securities purchased ....................................................     3,785,370
  Due to advisor ......................................................................       175,965
  Unrealized depreciation on forward foreign currency contracts .......................       377,507
  Variation margin payable ............................................................       887,787
  Accrued expenses and other ..........................................................       200,304
                                                                                         ------------
Total liabilities .....................................................................     9,426,157
                                                                                         ------------
Net Assets ............................................................................  $420,640,890
                                                                                         ============
(1) Includes $7,637 from the Portfolio's investment in affiliated investment companies.
(2) Foreign cash has a cost basis of $1,134,825.

-----------------------------------------------------------------------------------------------------

Statement of Operations For the six months ended March 31, 2002 (Unaudited)

Investment Income:
  Dividends from affiliated investment companies ......................................  $    322,231
  Interest ............................................................................     9,645,288
  Credited rate interest ..............................................................       202,405
                                                                                         ------------
Total investment income                                                                    10,169,924
                                                                                         ------------
Expenses:
  Advisory fees .......................................................................     1,072,069
  Wrapper fees ........................................................................       346,027
  Administration and service fees .....................................................        79,180
  Professional fees ...................................................................        17,700
  Trustees fees .......................................................................         5,420
  Miscellaneous .......................................................................         4,258
                                                                                         ------------
Total expenses ........................................................................     1,524,654
Less: Fee waivers and/or expense reimbursements .......................................      (323,272)
                                                                                         ------------
     Net expenses .....................................................................     1,201,382
Net investment income .................................................................     8,968,542
Realized and Unrealized Gain (Loss) on Investments, Foreign Currencies
  and Wrapper Agreements

     Net realized gain (loss) from:
       Investments transactions .......................................................      (475,939)
       Foreign currency transactions ..................................................     1,315,021
       Futures transactions ...........................................................        69,362
     Net change in unrealized appreciation/depreciation on investment and foreign
       currencies .....................................................................    (6,802,938)
     Net change in unrealized appreciation/depreciation on wrapper agreements .........     5,894,494
                                                                                         ------------
Net realized and unrealized gain (loss) on investments, foreign currencies
  and wrapper agreements ..............................................................            --
                                                                                         ------------
Net increase in net assets from operations                                                $ 8,968,542
                                                                                         ============


                       See notes to financial statements
--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                 For the six                For the
                                                                                 months ended              year ended
                                                                               March 31, 2002(1)       September 30, 2001
                                                                               -----------------       ------------------
Increase (decrease) in net assets:
Operations
  Net investment income .......................................................  $  8,968,542             $ 13,052,325
  Net realized gain (loss) from investment and foreign currency transactions ..       908,444               (1,047,760)
  Net change in unrealized appreciation/depreciation on investments
    and foreign currencies ....................................................    (6,802,938)               9,704,317
  Net change in unrealized appreciation/depreciation on wrapper agreements ....     5,894,494               (8,656,557)
                                                                                 ------------             ------------
  Net increase in net assets from operations ..................................     8,968,542               13,052,325
                                                                                 ------------             ------------
Capital transactions in shares of beneficial interest
  Proceeds from capital invested ..............................................   396,533,048               88,264,998
  Value of capital withdrawn ..................................................  (211,663,692)             (75,664,804)
                                                                                 ------------             ------------
  Net increase in net assets from capital transactions
    in shares of beneficial interest ..........................................   184,869,356               12,600,194
                                                                                 ------------             ------------
Total increase in net assets ..................................................   193,837,898               25,652,519
Net assets
  Beginning of period .........................................................   226,802,992              201,150,473
                                                                                 ------------             ------------
  End of period ...............................................................  $420,640,890             $226,802,992
                                                                                 ============             ============

----------------------------------------------------------------------------------------------------------------------

Financial Highlights

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the PreservationPlus Income Portfolio.

                                                                                                                  For the Period
                                                    For the six            For the             For the         December 23, 1998(2)
                                                    months ended          year ended          year ended             through
                                                  March 31, 2002(1)     Sept. 30, 2001      Sept. 30, 2000        Sept. 30, 1999
                                                  -----------------     --------------      --------------        --------------
Supplemental Data and Ratios:
Net assets, end of period (000s omitted)              $420,641             $226,803            $201,150               $26,095
Ratios to average net assets
  Net investment income                                5.62%(3)               6.37%               7.33%               6.47%(3)
  Expenses after waivers                               0.75%(3)               0.80%               0.35%               0.49%(3)
  Expenses before waivers                              0.95%(3)               1.01%               0.99%               1.41%(3)
Portfolio turnover rate                                  33%                    13%                0%(4)               149%

(1)  Unaudited.
(2)  Commencement of operations.
(3)  Annualized.
(4)  Less than 1%.






                       See notes to financial statements
--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

Note 1 -- Organization and Significant
          Accounting Policies


A. Organization

The PreservationPlus Income (the "Portfolio"), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, open-end management investment company. BT Investment Portfolios is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Portfolio's Prospectus and Statement of Additional Information.


B. Valuation of Securities

The Portfolio values its investments at market value. When valuing fixed income securities, the Portfolio uses the last bid price prior to the calculation of the Portfolio's net asset value. If a current bid price is not available, the Portfolio uses the mean between the lastest quoted bid and asked prices. When valuing short-term securities that mature within sixty days, the Portfolio uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Portfolio determines a fair value in good faith under procedures established by and under the general supervision of the Board. The Portfolio may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Portfolio values its investments. After consideration of various factors, the Portfolio may value the securities at their last reported price or at fair value. On March 31, 2002, there were no fair valued securities.


C. Securities

Transaction and Investment Income Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transaction to its investors in proportion to their investment in the Portfolio.


D. Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.


E. Delayed Delivery

Transactions The Portfolio may buy or sell securities in transactions that call for payment and delivery beyond the customary settlement period. Positions resulting from these "when-issued" or delayed delivery transactions are valued as described under "Valuation of Securities".


F. Foreign Currency Translation

The Portfolio maintains its accounting records in US dollars. The Portfolio determines the US dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Portfolio uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Portfolio uses the prevailing exchange rate on the transaction date.

Net realized and unrealized gains and losses on foreign currency translation shown on the Portfolio's finanacial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the US dollar equivalent of the amounts actually received or paid.

When calculating realized and unrealized gains or losses on investments in equity securities, the Portfolio does not separate the gain or loss attributable to changes in the foreign currency price of the security from the gain or loss attributable to the change in the US dollar value of the foriegn currency.


G. Forward Foreign Currency Contracts

The Portfolio may use forward foreign currency contracts to manage foreign exchange rate risk. The Portfolio may use the contracts to fix the US dollar value of a securities transaction for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securites, but does establish a rate of exchange that can be achieved in the future.

The Portfolio may also use forward foreign currency contracts to enhance its performance.

The Portfolio determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates.


H. Options Contracts

The Portfolio may purchase options contracts that allow it to either buy the underlying security (in the case of a call) or sell the underlying security (in the case of a put) at a specified price on or before a specified expiration date. When the Portfolio buys a call, it increases its exposure to the underlying security. When the Portfolio buys a put, it limits its exposure to the underlying security.

The Portfolio treats a purchased option as an investment. When the Portfolio either sells the option or allows it to expire, it records a gain or loss. When the Portfolio purchases a security through the exercise of a call, it adds the premium it paid for the call to the exercise price it paid for the security to determine its cost basis. When the Portfolio sells a security through the exercise of a put, it subtracts the premium it paid for the put from the price it receives for the security to determine its profit or loss.

The Portfolio may also write option contracts that obligate it to either buy the underlying security (in the case of a put) or sell the underlying security (in the case of a call). When the Portfolio writes a put, it


--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Notes to Financial Statements (Unaudited) (continued)
--------------------------------------------------------------------------------


increases its exposure to the underlying security. When the Portfolio writes a call, it limits its exposure to the underlying security.

The Portfolio treats a written option as a liability. When the Portfolio buys an option it has written or when the option expires, the Portfolio records a gain or loss. When the Portfolio purchases a security because a put it has written is exercised, it subtracts the premium it received when it wrote the put from the exercise price it pays for the security to determine its cost basis. When the Portfolio sells a security because a call it has written is exercised, it adds the premium it received when it wrote the call to the price it receives for the security to determine its profit or loss.


I. Futures Contracts

The Portfolio may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Portfolio agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

When the Portfolio enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Portfolio may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Portfolio records these payments as unrealized gains or losses. When entering into a closing transaction, the Portfolio realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.


J. Estimates

In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.


Note 2 -- Fees and Transactions with Affiliates

Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.70%. These fees are not charged on assets invested in affiliated Money Market funds. These fees are reduced to 0.10% on assets invested in the Deutsche High Yield Bond Fund.

Investment Company Capital Corp., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM.

To gain exposure to high yield debt securities, the Portfolio may purchase high yield debt securities directly or invest in the Deutsche High Yield Bond Fund, an affiliated mutual fund. The Portfolio will reduce its advisory fee to 0.10% of its average daily net assets with respect to its assets invested in the Deutsche High Yield Bond Fund.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.


Note 3 -- Purchase and Sale of
          Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended March 31, 2002, were $288,749,262 and $97,086,925, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 2002, was $419,039,874 . The aggregate gross unrealized appreciation for all investments at March 31, 2002, was $8,092,844 and the aggregate gross unrealized depreciation for all investments was $2,932,838.


Note 4 -- Line of Credit Agreement

The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.


Note 5 -- Wrapper Agreements

The Portfolio enters into agreements with insurance companies, banks or other financial institutions that are designed to protect the Portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. Since there is no market for Wrapper Agreements they are considered illiquid. Wrapper Agreements are valued as described under "Valuation of Securities".

A default by the issuer of a portfolio security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal.



--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Notes to Financial Statements (Unaudited) (continued)
--------------------------------------------------------------------------------

Note 6 -- Open Forward Foreign Currency Contracts
The Portfolio had the following open contracts at March 31, 2002:


                                                                                                                    Unrealized
                                                                                               Contract            Appreciation
Contracts to Deliver                             In Exchange For       Settlement Date        Value (US$)      (Depreciation) (US$)
-----------------------------------------------------------------------------------------------------------------------------------
Purchases
-----------------------------------------------------------------------------------------------------------------------------------
Australian Dollar      24,187,000       US Dollar     12,554,021           04/04/02           12,908,457             $354,436
Euro                   42,226,000       US Dollar     36,470,596           04/04/02           36,837,709              367,113
British Pound           5,282,000       US Dollar      7,475,667           04/04/02            7,521,642               45,975
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Total Unrealized Appreciation $767,524
-----------------------------------------------------------------------------------------------------------------------------------

Sells
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Dollar       (27,013,000)      US Dollar    (16,965,833)          04/03/02          (16,931,486)            $ 34,348
Swiss Franc           (49,271,000)      US Dollar    (28,810,923)          04/04/02          (29,296,413)            (485,489)
Japanese Yen       (2,896,575,000)      US Dollar    (21,928,798)          04/04/02          (21,855,164)              73,634
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Total Unrealized Depreciation $(377,507)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Total Net Unrealized Appreciation $390,017
-----------------------------------------------------------------------------------------------------------------------------------


Note 7 -- Futures Contracts
The Portfolio had the following open contracts at March 31, 2002:

                                                                                                                       Unrealized
                                                                                                                      Appreciation
Types of Futures                  Expiration            Contracts            Position         Market Value           (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
US Treasury Notes Futures          May 2002                52                  Long            $5,327,563              $(127,563)
Australian 10 Year Bond Future    June 2002                41                  Long             2,122,660                 12,183
Canadian 10 Year Bond Futures      May 2002               139                  Short           (8,725,453)               188,132
Long Gilt Futures                  May 2002                33                  Short           (5,213,814)               126,572
Long Gilt Futures                  May 2002                50                  Short           (7,899,718)               127,753
Euro-Bund Futures                  May 2002               117                  Long            10,694,905               (234,500)
Euro-Bund Futures                  May 2002                98                  Long             8,958,125               (131,634)
Japanese Bond Futures              May 2002                25                  Short          (26,042,170)              (184,473)
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                     555                                $(20,777,902)             $(223,530)
-----------------------------------------------------------------------------------------------------------------------------------

The use of futures contracts involves elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The "market value" presented above represents the Portfolio's total exposure in such contracts whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

At March 31, 2002, the Portfolio had sufficient securities to cover margin requirements on open futures contracts. 21 PreservationPlus Income Portfolio Notes to Financial Statements (Unaudited) (continued)












--------------------------------------------------------------------------------
                                       21

The Security Group of
Mutual Funds

Security Growth and Income Fund
Security Equity Fund
   o Equity Series
   o Global Series
   o Total Return Series
   o Social Awareness Series
   o Value Series
   o Small Company Series
   o Enhanced Index Series
   o International Series
   o Select 25 Series
   o Large Cap Growth Series
   o Technology Series
Security Ultra Fund
Security Income Fund
   o Diversified Income Series
   o High Yield Series
   o Capital Preservation Series
Security Municipal Bond Fund
Security Cash Fund

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.


--------------------------------------------------------------------------------
[LOGO]   Security Distributors, Inc.

--------------------------------------------------------------------------------

One Security Benefit Place
Topeka, KS 66636-0001


Security Funds
Officers and Directors

Directors

Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Maynard F. Oliverius
James R. Schmank


Officers

John D. Cleland, Chairman of the Board
James R. Schmank, President
Steven M. Bowser, Vice President
Thomas A. Swank, Vice President
Christopher L. Phalen, Vice President
David G. Toussaint, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Treasurer
Jana Selley, Compliance Officer